FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Collateral for derivatives (Details) - Derivative financial instruments - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Collateral granted	$ 911,050	$ 641,795
Collateral received	$ (376,447)	$ (570,097)